Risk Management - Schedule of Trading Book (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Regulatory risk [member] | Trading book [member]
Estimated limit for market risk [line items]
Market risk exposure (MRE)	80.10%	71.80%	71.30%